UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -----------------------

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------

Form 13F File Number:  028-11152
                       --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Mandel, Jr.
        ------------------------------------------
Title:  Managing Director, Portfolio Manager
        ------------------------------------------
Phone:  (203) 618-1400
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen F. Mandel, Jr.         Greenwich, Connecticut             11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $   12,265,996
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
7 DAYS GROUP HLDGS LTD       ADR              81783J101   12,651    999,322 SH       SOLE                   999,322      0    0
ACCRETIVE HEALTH INC         COM              00438V103  166,473  7,841,405 SH       SOLE                 7,841,405      0    0
AMERIPRISE FINL INC          COM              03076C106   92,552  2,351,418 SH       SOLE                 2,351,418      0    0
APPLE INC                    COM              037833100  785,301  2,059,427 SH       SOLE                 2,059,427      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A-    G0457F107   19,122    824,599 SH       SOLE                   824,599      0    0
BED BATH & BEYOND INC        COM              075896100  313,339  5,467,444 SH       SOLE                 5,467,444      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   14,331  1,046,851 SH       SOLE                 1,046,851      0    0
CITIGROUP INC                COM NEW          172967424   70,217  2,740,726 SH       SOLE                 2,740,726      0    0
COCA COLA CO                 COM              191216100  170,535  2,524,200 SH       SOLE                 2,524,200      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  670,706 10,697,067 SH       SOLE                10,697,067      0    0
CROWN CASTLE INTL CORP       COM              228227104  493,969 12,145,787 SH       SOLE                12,145,787      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  276,405  8,596,005 SH       SOLE                 8,596,005      0    0
DOLLAR GEN CORP NEW          COM              256677105  597,029 15,811,147 SH       SOLE                15,811,147      0    0
DOLLAR TREE INC              COM              256746108  267,983  3,566,451 SH       SOLE                 3,566,451      0    0
EQUINIX INC                  COM NEW          29444U502  279,177  3,142,821 SH       SOLE                 3,142,821      0    0
EXPRESS SCRIPTS INC          COM              302182100  498,355 13,443,610 SH       SOLE                13,443,610      0    0
EXPRESS SCRIPTS INC          COM              302182100   36,874    994,700 SH  CALL SOLE                   994,700      0    0
FOSSIL INC                   COM              349882100  160,859  1,984,441 SH       SOLE                 1,984,441      0    0
GOODRICH CORP                COM              382388106  323,221  2,678,332 SH       SOLE                 2,678,332      0    0
GOOGLE INC                   CL A             38259P508  483,307    938,388 SH       SOLE                   938,388      0    0
GRIFOLS S A                  SPONSORED ADR    398438309   45,164  7,067,971 SH       SOLE                 7,067,971      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107   23,681    918,939 SH       SOLE                   918,939      0    0
INTERNATIONAL FLAVORS&FRAGRA COM              459506101  168,239  2,992,507 SH       SOLE                 2,992,507      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   32,799  5,053,798 SH       SOLE                 5,053,798      0    0
LAS VEGAS SANDS CORP         COM              517834107  282,418  7,366,136 SH       SOLE                 7,366,136      0    0
LAUDER ESTEE COS INC         CL A             518439104  161,216  1,835,338 SH       SOLE                 1,835,338      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A    53071M302  164,525  2,488,283 SH       SOLE                 2,488,283      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   80,053  1,259,494 SH       SOLE                 1,259,494      0    0
MONSANTO CO NEW              COM              61166W101  313,399  5,219,837 SH       SOLE                 5,219,837      0    0
NETAPP INC                   COM              64110D104  322,986  9,519,193 SH       SOLE                 9,519,193      0    0
NETAPP INC                   COM              64110D104   74,646  2,200,000 SH  CALL SOLE                 2,200,000      0    0
NETEASE COM INC              SPONSORED ADR    64110W102  243,445  6,379,580 SH       SOLE                 6,379,580      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107  154,516  6,726,851 SH       SOLE                 6,726,851      0    0
NEWS CORP                    CL A             65248E104  410,564 26,522,223 SH       SOLE                26,522,223      0    0
NII HLDGS INC                CL B NEW         62913F201  188,824  7,006,471 SH       SOLE                 7,006,471      0    0
OCEANEERING INTL INC         COM              675232102  213,568  6,043,228 SH       SOLE                 6,043,228      0    0
PRICELINE COM INC            COM NEW          741503403  290,526    646,389 SH       SOLE                   646,389      0    0
QUALCOMM INC                 COM              747525103  351,231  7,222,518 SH       SOLE                 7,222,518      0    0
RALPH LAUREN CORP            CL A             751212101  546,791  4,215,814 SH       SOLE                 4,215,814      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103   67,415  3,115,316 SH       SOLE                 3,115,316      0    0
SCHLUMBERGER LTD             COM              806857108  360,864  6,041,581 SH       SOLE                 6,041,581      0    0
SEARS HLDGS CORP             COM              812350106  135,989  2,364,200 SH  PUT  SOLE                 2,364,200      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  176,496  6,670,287 SH       SOLE                 6,670,287      0    0
SOLARWINDS INC               COM              83416B109   82,929  3,766,081 SH       SOLE                 3,766,081      0    0
TERADATA CORP DEL            COM              88076W103  187,764  3,507,642 SH       SOLE                 3,507,642      0    0
TRANSDIGM GROUP INC          COM              893641100  252,328  3,089,601 SH       SOLE                 3,089,601      0    0
UNITED TECHNOLOGIES CORP     COM              913017109  173,474  2,465,518 SH       SOLE                 2,465,518      0    0
US BANCORP DEL               COM NEW          902973304   90,428  3,841,481 SH       SOLE                 3,841,481      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100   52,915  7,862,536 SH       SOLE                 7,862,536      0    0
VISA INC                     COM CL A         92826C839  194,772  2,272,192 SH       SOLE                 2,272,192      0    0
WABCO HLDGS INC              COM              92927K102  166,506  4,397,934 SH       SOLE                 4,397,934      0    0
WILLIAMS SONOMA INC          COM              969904101  179,331  5,824,323 SH       SOLE                 5,824,323      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  217,925  7,643,808 SH       SOLE                 7,643,808      0    0
YANDEX N V                   SHS CLASS A      N97284108   25,451  1,243,941 SH       SOLE                 1,243,941      0    0
YUM BRANDS INC               COM              988498101  100,412  2,033,052 SH       SOLE                 2,033,052      0    0
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